CASH AND CASH EQUIVALENTS AND INVESTMENTS - Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of associates [line items]
At the beginning of the year	$ 16,597	$ 63,281
Acquisitions	204
Dividends	(416)	(1,236)
Earnings (loss) of the period	(4,069)	(10,783)
Decreases		(30,307)
Currency translation adjustments	676	(4,150)
At the end of the year	12,992	16,805
La Capital Cable S.A.
Disclosure of associates [line items]
At the beginning of the year	5,746	5,974
Dividends	(416)	(622)
Earnings (loss) of the period	223	41
At the end of the year	5,553	5,393
Ver T.V
Disclosure of associates [line items]
At the beginning of the year		27,869
Dividends		(597)
Earnings (loss) of the period		(8,759)
Decreases		(18,513)
TSMA
Disclosure of associates [line items]
At the beginning of the year		10,176
Dividends		(17)
Earnings (loss) of the period		1,635
Decreases		(11,794)
OPH
Disclosure of associates [line items]
At the beginning of the year	10,851	19,262
Earnings (loss) of the period	(4,291)	(3,700)
Currency translation adjustments	670	(4,150)
At the end of the year	7,230	$ 11,412
Parklet
Disclosure of associates [line items]
Acquisitions	204
Earnings (loss) of the period	(1)
Currency translation adjustments	6
At the end of the year	$ 209